SUBSEQUENT EVENTS (Details)	Apr. 07, 2017 USD ($)	Mar. 20, 2017 USD ($)	Mar. 08, 2017 USD ($) bed renewal_term	Feb. 16, 2017	Jan. 10, 2017 USD ($)	Dec. 08, 2016 USD ($)	Oct. 06, 2016 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2015
Subsequent Event [Line Items]
Fixed interest rate (as a percent)										18.00%
Operating lease, escalation percentage, initial term, percentage									0.03
Repayment of debt							$ 2,400,000	$ 6,500,000
Convertible Notes
Subsequent Event [Line Items]
Fixed interest rate (as a percent)						10.00%
Purchase price per $1,000 principal amount						$ 1,000
Subsequent Event | Meadowood Retirement Village
Subsequent Event [Line Items]
Number of units in facilities acquired | bed			106
Payments to acquire businesses			$ 5,500,000
Initial lease term (in years)			13 years
Number of renewal terms | renewal_term			1
Renewal term (in years)			5 years
Base rent amount per month			$ 37,500
Operating lease, escalation percentage, initial term, percentage			0.02
Operating lease, escalation percentage, renewal term, percentage			0.025
Subsequent Event | C R of College Park LLC
Subsequent Event [Line Items]
Lease agreement, extension period				5 years
Subsequent Event | Coosa Valley Health Care
Subsequent Event [Line Items]
Repayment of debt		$ 720,000
Subsequent Event | Attalla Health Care
Subsequent Event [Line Items]
Repayment of debt		$ 798,200
Subsequent Event | Convertible Notes
Subsequent Event [Line Items]
Debt instrument, outstanding amount					$ 1,000,000
Stock redeemed or called during period, value					$ 6,700,000
Variable Interest Entity, Not Primary Beneficiary | Peach Health Care
Subsequent Event [Line Items]
Short-term debt									$ 2,500,000
LOC fixed interest rate (percent)									13.50%
Variable Interest Entity, Not Primary Beneficiary | Subsequent Event | Peach Health Care
Subsequent Event [Line Items]
Short-term debt	$ 840,217
LOC fixed interest rate (percent)	13.50%
Increase in interest rate (percentage)	1.00%